Goodwill (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 953	$ 953	$ 953
Accumulated impairment	(460)	(394)	0
Total goodwill	493	559	953
Impairments	(66)	(394)	0
Retail [Member]
Goodwill [Line Items]
Goodwill	241	241	241
Accumulated impairment	(241)	(218)	0
Total goodwill	0	23	241
Impairments	(23)	(218)
Corporate Benefit Funding [Member]
Goodwill [Line Items]
Goodwill	307	307	307
Accumulated impairment	0	0	0
Total goodwill	307	307	307
Impairments	0	0
Corporate & Other [Member]
Goodwill [Line Items]
Goodwill	405	405	405
Accumulated impairment	(219)	(176)	0
Total goodwill	186	229	405
Impairments	$ (43)	$ (176)